RETIREMENT AND POSTRETIREMENT BENEFITS (Details) (CAD) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014 item	Jun. 30, 2013	Jun. 30, 2014 item	Jun. 30, 2013
RETIREMENT AND POSTRETIREMENT BENEFITS
Number of registered pension plans	3		3
Number of supplemental pension plans	4		4
Net Benefit Costs Recognized
Benefits earned during the period	29	29	59	57
Interest cost on projected benefit obligations	26	21	52	43
Expected return on plan assets	(32)	(26)	(64)	(52)
Amortization of prior service costs	1		1	1
Amortization of actuarial loss	7	13	14	26
Net benefit costs on an accrual basis	31	37	62	75
Offsetting regulatory liabilities	1		3
Offsetting regulatory assets		1		2
OPEB
Net Benefit Costs Recognized
Net benefit costs on an accrual basis	4	5	8	9
Plan Contributions By The Company
Contributions paid			5	6
Contributions expected to be paid in the next six months			6
Total contributions expected to be paid in the year			11
Pension Benefits
Plan Contributions By The Company
Contributions paid			64	64
Contributions expected to be paid in the next six months			55
Total contributions expected to be paid in the year			119